UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Money Market Fund
The fund's portfolio
12/31/07 (Unaudited)

ASSET-BACKED SECURITIES (41.8%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Commercial Paper (41.0%)
Atlantic Asset Securitization, LLC	6.025	1/11/08	$30,000,000	$29,950,000
Atlantic Asset Securitization, LLC	5.721	2/29/08	23,000,000	22,787,026
Atlantic Asset Securitization, LLC	5.357	2/19/08	20,000,000	19,855,994
Atlantic Asset Securitization, LLC	5.268	3/17/08	23,000,000	22,747,511
Atlantis One Funding Corp.	5.256	1/14/08	55,000,000	54,897,372
Atlantis One Funding Corp.	5.135	1/17/08	47,000,000	46,894,093
Barton Capital, LLC	5.597	1/24/08	30,000,000	29,893,625
Barton Capital, LLC	5.546	1/23/08	35,000,000	34,882,361
Barton Capital, LLC	5.463	2/14/08	34,000,000	33,775,600
Bryant Park Funding, LLC	5.289	1/7/08	20,334,000	20,316,309
Bryant Park Funding, LLC	5.064	3/24/08	10,595,000	10,472,863
Bryant Park Funding, LLC	4.962	1/25/08	15,192,000	15,142,373
CAFCO, LLC.	6.003	1/25/08	18,000,000	17,929,560
CHARTA, LLC	6.112	1/15/08	18,000,000	17,958,140
CHARTA, LLC	5.134	1/30/08	35,000,000	34,857,618
CRC Funding, LLC	5.997	2/8/08	17,600,000	17,491,320
Curzon Funding, LLC	5.075	2/22/08	25,000,000	24,819,806
Curzon Funding, LLC	4.980	2/4/08	22,500,000	22,395,450
Falcon Asset Securitization Corp.	4.654	3/31/08	49,607,000	49,030,181
Gotham Funding Corp.	6.080	1/15/08	14,577,000	14,542,704
Gotham Funding Corp.	4.964	1/10/08	27,400,000	27,366,298
Gotham Funding Corp.	4.909	1/22/08	30,000,000	29,915,125
Govco, Inc.	4.675	2/8/08	13,686,000	13,618,825
Old Line Funding, LLC	5.530	1/3/08	30,000,000	29,990,833
Old Line Funding, LLC	5.424	2/27/08	15,000,000	14,872,938
Old Line Funding, LLC	4.871	1/7/08	36,700,000	36,670,457
Ranger Funding Co., LLC	5.707	1/4/08	27,000,000	26,987,175
Ranger Funding Co., LLC	5.430	3/13/08	25,000,000	24,732,500
Ranger Funding Co., LLC	5.223	1/10/08	20,000,000	19,974,250
Sheffield Receivables Corp.	5.591	3/28/08	13,000,000	12,827,208
Sheffield Receivables Corp.	5.405	3/12/08	25,000,000	24,737,694
Sheffield Receivables Corp.	5.363	2/8/08	23,000,000	22,871,328
Sheffield Receivables Corp.	4.981	1/8/08	43,000,000	42,958,696
Three Pillars Funding Corp.	6.242	1/18/08	28,000,000	27,918,022
Three Pillars Funding Corp.	5.882	1/22/08	36,487,000	36,362,051
Three Pillars Funding Corp.	5.757	2/15/08	36,000,000	35,743,500
Three Pillars Funding Corp.	5.624	1/24/08	18,000,000	17,935,600
Three Pillars Funding Corp.	5.478	1/31/08	10,000,000	9,954,583
Three Rivers Funding Corp.	5.253	1/24/08	28,500,000	28,405,317
Thunder Bay Funding, Inc.	6.073	1/10/08	22,000,000	21,966,725
Thunder Bay Funding, Inc.	5.793	1/29/08	30,897,000	30,758,822
Thunder Bay Funding, Inc.	5.675	1/23/08	27,000,000	26,906,775
Thunder Bay Funding, Inc.	5.235	1/15/08	20,000,000	19,959,944
Tulip Funding Corp.	5.647	1/3/08	22,000,000	21,993,131
Tulip Funding Corp.	5.424	2/28/08	28,100,000	27,857,794
Tulip Funding Corp.	4.860	2/6/08	66,000,000	65,666,480
Windmill Funding Corp.	5.474	2/28/08	25,000,000	24,782,500
Windmill Funding Corp.	5.238	1/4/08	25,000,000	24,989,229
Windmill Funding Corp.	5.040	1/9/08	4,000,000	3,995,556
Working Capital Management Co., L.P.	6.200	1/29/08	25,000,000	24,880,417
Working Capital Management Co., L.P.	5.912	1/7/08	17,230,000	17,213,057
Working Capital Management Co., L.P.	5.394	1/14/08	20,000,000	19,961,361
Yorktown Capital, LLC	5.572	3/5/08	19,750,000	19,556,889
Yorktown Capital, LLC	5.332	3/19/08	20,698,000	20,462,560
Yorktown Capital, LLC	5.082	3/6/08	11,094,000	10,993,245
Yorktown Capital, LLC	4.966	2/19/08	20,000,000	19,866,611
				1,426,293,402

Other (0.8%)
TIAA Real Estate CDO, Ltd. 144A FRB, MBIA, Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.055	12/28/18	28,532,695	28,532,695

Total asset-backed securities (cost $1,454,826,097)				$1,454,826,097

CORPORATE BONDS AND NOTES (22.1%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (7.9%)
Bank of America, N.A. FRN, Ser. BKNT	4.887	8/11/08	$22,000,000	$22,000,000
Bank of New York Co., Inc. (The) 144A sr. unsec. notes
FRN, Ser. XMTN	5.243	11/7/08	20,000,000	20,000,000
Citigroup Funding, Inc. company guaranty FRN, Ser. D	4.879	8/13/08	35,000,000	35,000,000
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	5.171	3/4/08	30,000,000	30,007,508
Lehman Brothers Holdings, Inc. FRN, Ser. MTNA	4.848	8/27/08	15,400,000	15,400,000
Merrill Lynch & Co., Inc. FRN, Ser. C	5.168	8/14/08	14,500,000	14,500,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN	5.136	8/15/08	26,650,000	26,650,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser.
MTN	5.036	8/22/08	30,000,000	30,000,000
Morgan Stanley & Co. sr. notes FRN, Ser. F	5.114	4/25/08	20,000,000	20,003,056
Prudential Financial, Inc. FRN, Ser. MTN	5.161	4/23/08	22,000,000	22,000,000
Wachovia Bank, N.A. sr. notes FRN, Ser. BKNT	4.848	6/27/08	20,000,000	19,985,282
Wal-Mart Stores, Inc. sr. unsec. notes FRN	4.891	6/16/08	19,000,000	18,994,897

				274,540,743

Foreign (14.2%)
Banco Espanol de Credito S.A. 144A sr. unsub. notes
FRN (Spain)	5.199	8/11/08	19,000,000	19,000,000
Banco Santander Totta S.A. 144A bank guaranty FRN
(Portugal)	5.250	9/5/08	29,200,000	29,200,000
Bank of Ireland sr. unsec. notes FRN, Ser. MTN
(Ireland)	4.951	12/19/08	24,000,000	23,940,119
Bank of Ireland unsec. notes FRN, Ser. XMTN (Ireland)	4.959	9/19/08	23,000,000	23,000,000
Bank of Scotland PLC 144A FRN, Ser. MTN* (United
Kingdom)	5.233	10/8/08	25,000,000	25,000,000
BNP Paribas 144A FRN (France)	4.895	8/19/08	20,000,000	20,000,000
BP Capital Markets PLC company guaranty FRN (United
Kingdom) (M)	5.066	12/10/12	17,000,000	17,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France)	4.849	7/10/08	27,000,000	27,000,000
Credit Agricole S.A. 144A FRN (France)	5.141	8/26/08	26,000,000	26,000,000
Credit Agricole S.A. 144A FRN (France)	4.854	7/22/08	31,000,000	31,000,000
Danske Bank A/S 144A FRN (Denmark)	4.919	9/19/08	19,000,000	19,000,000
DnB NOR Bank ASA 144A FRN (Norway)	4.865	9/24/08	31,000,000	31,000,000
HSBC USA, Inc. sr. unsec. notes FRN, Ser. * (United
Kingdom)	5.038	10/15/08	36,000,000	36,000,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom)	5.110	9/5/08	27,500,000	27,500,000
National Australia Bank 144A FRB (Australia)	5.240	9/5/08	11,000,000	11,000,000
Nordea Bank AB 144A dep. notes FRN (Sweden)	5.258	10/10/08	20,000,000	20,000,000
Royal Bank of Scotland Group PLC 144A sr. notes FRN,
Ser. MTN (United Kingdom)	5.008	9/26/08	10,000,000	10,004,742
Societe Generale unsec. notes FRN, Ser. MTN (France)	5.225	10/1/08	15,000,000	15,000,000
Svenska Handelsbanken FRN, Ser. MTN (Sweden)	4.922	9/19/08	17,000,000	16,976,783
Unicredito Italiano Bank (Ireland) PLC 144A bank
guaranty FRN (Italy)	5.239	8/8/08	23,000,000	23,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.242	9/5/08	21,000,000	21,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.018	9/15/08	24,000,000	24,000,000
				495,621,644

Total corporate bonds and notes (cost $770,162,387)				$770,162,387

CERTIFICATES OF DEPOSIT (16.1%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Bank of Montreal FRN, Ser. YCD (Canada)	5.601	3/18/08	$18,000,000	$18,003,233
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	4.989	3/17/08	25,000,000	24,999,288
Barclays Bank PLC Ser. CD (United Kingdom)	5.100	4/17/08	21,000,000	21,000,000
Barclays Bank PLC Ser. ECD (United Kingdom)	5.555	3/14/08	21,000,000	21,000,414
Barclays Bank PLC Ser. YCD (United Kingdom)	5.250	3/4/08	27,000,000	27,000,000
Barclays Bank PLC Ser. YCD (United Kingdom)	5.215	1/17/08	35,000,000	35,000,077
BNP Paribas Ser. CD (France)	4.940	2/26/08	27,000,000	27,000,000
Calyon FRN, Ser. YCD (France)	5.176	4/2/08	22,000,000	21,998,707
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada)	4.906	9/22/08	31,000,000	31,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	4.525	4/29/08	27,000,000	27,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	4.400	4/24/08	23,000,000	22,998,483
Nordea Bank Finland PLC FRN, Ser. YCD (Sweden)	4.780	7/29/08	22,000,000	21,974,236
Royal Bank of Canada FRN, Ser. YCD (Canada)	4.841	3/24/08	31,600,000	31,598,571
Royal Bank of Scotland PLC Ser. YCD (United Kingdom)	4.820	2/7/08	23,000,000	23,000,000
Societe Generale Ser. ECD (France)	5.580	3/10/08	21,000,000	21,000,391
Societe Generale Ser. ECD (France)	4.860	2/1/08	43,500,000	43,500,000
Swedbank FRN, Ser. YCD (Sweden)	5.222	9/8/08	30,600,000	30,555,462
Swedbank FRN, Ser. YCD (Sweden)	5.185	2/4/08	10,000,000	9,997,918
Swedbank FRN, Ser. YCD (Sweden)	5.175	4/3/08	20,600,000	20,598,712
Toronto Dominion Bank Ser. YCD (Canada)	4.680	3/28/08	22,700,000	22,700,000
UniCredito Italiano SpA FRN, Ser. YCD (Italy)	5.215	5/2/08	30,000,000	29,999,971
UniCredito Italiano SpA Ser. YCD (Italy)	5.510	1/22/08	28,000,000	28,000,000

Total certificates of deposit (cost $559,925,463)				$559,925,463

COMMERCIAL PAPER (14.1%)(a)
			Principal
	Yield (%)	Maturity date	amount	Value

Domestic (1.6%)
Bank of America Corp.	4.769	2/11/08	$25,000,000	$24,865,896
Vehicle Services of America, Ltd. (Bank of America,
N.A. (Letter of Credit (LOC)))	5.031	3/11/08	31,000,000	30,700,419
				55,566,315

Foreign (12.5%)
BNP Paribas Finance, Inc. (France)	4.947	2/25/08	20,500,000	20,346,378
CBA Delaware Finance (Australia)	4.983	2/20/08	15,000,000	14,897,500
Danske Corp. (Denmark)	4.582	4/3/08	35,000,000	34,599,221
Danske Corp. 144A FRN (Denmark)	4.958	12/15/08	17,000,000	17,000,000
Greenwich Capital Holdings, Inc. (United Kingdom)	4.919	5/28/08	21,750,000	21,320,800
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.230	4/4/08	22,000,000	21,707,033
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.157	2/20/08	17,000,000	16,879,583
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.002	2/5/08	58,000,000	57,719,553
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	4.820	5/22/08	30,000,000	29,443,823
Natexis Banq (France)	4.804	2/8/08	30,000,000	29,849,900
Royal Bank of Scotland Group PLC (United Kingdom)	5.000	3/13/08	23,228,000	22,998,507
Scotiabanc, Inc. (Canada)	4.599	3/25/08	15,502,000	15,335,461
Societe Generale (France)	5.128	2/1/08	46,000,000	45,804,717
Societe Generale (France)	4.858	4/4/08	12,700,000	12,540,992
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.291	1/16/08	25,000,000	24,945,625
UniCredito Italiano Bank (Ireland) PLC (Italy)	4.963	4/21/08	18,000,000	17,729,160

UniCredito Italiano Bank (Ireland) PLC (Italy)	4.959	4/16/08		13,000,000	12,813,204
Westpac Securities NZ, Ltd. (Australia)	5.006	3/7/08		20,000,000	19,818,500
					435,749,957

Total commercial paper (cost $491,316,272)					$491,316,272

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)(a)
				Principal
	Yield (%)	Maturity date		amount	Value

Federal Home Loan Bank System bonds	4.500	11/7/08		$22,000,000	$22,000,000
Federal Home Loan Bank System FRB, Ser. 1	4.707	5/13/09		30,000,000	30,000,000

Total U.S. government agency obligations (cost $52,000,000)					$52,000,000

PROMISSORY NOTES (0.9%)(a) (cost $30,000,000)
				Principal
	Yield (%)	Maturity date		amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 4/10/07,
cost $30,000,000) (RES)	5.273	4/10/08		$30,000,000	$30,000,000

MUNICIPAL BONDS AND NOTES (0.7%)(a)
				Principal
	Yield (%)	Maturity date	Rating(RAT)	amount	Value

CO Hsg. & Fin. Auth. VRDN
(Single Fam.), Ser. A-1, Class I (M)	5.000	11/1/34	VMIG1	$14,450,000	$14,450,000
(Single Fam. Mtge.), Ser. B-2 (M)	5.000	11/1/33	VMIG1	11,620,000	11,620,000

Total municipal bonds and notes (cost $26,070,000)					$26,070,000

SHORT-TERM INVESTMENTS (3.1%)(a) (cost $109,390,735)
				Shares	Value

Putnam Prime Money Market Fund (e)				109,390,735	$109,390,735

TOTAL INVESTMENTS

Total investments (cost $3,493,690,954) (b)					$3,493,690,954

NOTES

(a) Percentages indicated are based on net assets of $3,482,810,713.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2007 was $30,000,000 or 0.9% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,411,574 for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $232,808,198 and $241,119,463, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2007.

MBIA represents MBIA Insurance Company.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2007: (as a percentage of Portfolio Value)

Australia	2.6%
Belgium	3.6
Canada	3.4
Cayman Islands	0.8
Denmark	2.0
France	9.8
Germany	1.4
Ireland	1.4
Italy	3.9
Norway	0.9
Portugal	0.8
Spain	0.6
Sweden	3.4
United Kingdom	8.9
United States	56.5

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008